WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.9%
	ARGENTINA — 2.0%
693	Globant S.A.*	$139,917
	BRAZIL — 10.4%
8,200	Equatorial Energia S.A.	53,218
39,100	GPS Participacoes e Empreendimentos S.A.	161,533
10,839	Localiza Rent a Car S.A.	118,171
21,132	NU Holdings Ltd. - Class A*	252,105
10,000	Porto Seguro S.A.	62,368
14,000	TOTVS S.A.	79,220
		726,615
	CANADA — 3.6%
5,580	Celestica, Inc.*	250,765
	CYPRUS — 1.5%
7,928	Theon International PLC*	107,805
	INDIA — 15.4%
51,707	Bharat Electronics Ltd.	124,924
1,356	Divi's Laboratories Ltd.	56,015
5,400	Elecon Engineering Co., Ltd.	61,428
14,388	ICICI Bank Ltd.	188,608
11,349	Intellect Design Arena Ltd.	149,247
7,257	Kotak Mahindra Bank Ltd.	155,360
5,937	Muthoot Finance Ltd.	105,386
4,605	Poly Medicure Ltd.	87,746
69,420	Zomato Ltd.	151,571
		1,080,285
	INDONESIA — 5.0%
285,600	Bank Central Asia Tbk P.T.	181,483
370,700	Bank Mandiri Persero Tbk P.T.	169,510
		350,993
	KAZAKSTAN — 1.3%
736	Kaspi.KZ JSC - ADR	94,679
	MEXICO — 9.3%
66,500	Becle S.A.B. de C.V.	156,805
11,331	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	111,377
13,700	Qualitas Controladora S.A.B. de C.V.	159,419
14,700	Regional S.A.B. de C.V.	144,741

WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
20,100	Wal-Mart de Mexico S.A.B. de C.V.	$81,007
		653,349
	PERU — 2.5%
1,020	Credicorp Ltd.	172,819
	POLAND — 3.7%
872	Dino Polska S.A.*	84,639
11,183	InPost S.A.*	172,348
		256,987
	SAUDI ARABIA — 7.3%
6,489	Aldrees Petroleum and Transport Services Co.	296,205
3,081	Bupa Arabia for Cooperative Insurance Co.	216,709
		512,914
	SINGAPORE — 1.8%
39,816	Grab Holdings Ltd. - Class A*	125,022
	SOUTH AFRICA — 2.8%
3,168	Bid Corp. Ltd.	77,245
1,054	Capitec Bank Holdings Ltd.	116,629
		193,874
	SOUTH KOREA — 8.6%
9,157	Coupang, Inc.*	162,903
1,517	Hana Materials, Inc.	59,610
6,322	Samsung Electronics Co., Ltd.	379,437
		601,950
	TAIWAN — 12.3%
2,300	Airtac International Group	79,772
5,000	Jentech Precision Industrial Co., Ltd.	141,078
9,000	Nien Made Enterprise Co., Ltd.	99,833
22,487	Taiwan Semiconductor Manufacturing Co., Ltd.	540,332
		861,015
	THAILAND — 2.7%
1,017	Fabrinet*	192,233
	UNITED KINGDOM — 2.5%
34,980	Baltic Classifieds Group PLC	99,558

WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
2,761	Wizz Air Holdings Plc*	$74,784
		174,342
	UNITED STATES — 2.2%
565	EPAM Systems, Inc.*	156,031
	TOTAL COMMON STOCKS
	(Cost $5,665,516)	6,651,595

Principal Amount
	BANK DEPOSIT INVESTMENTS — 5.4%
$377,618	UMB Bank, Money Market Special II, 5.18%[1]	377,618
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $377,618)	377,618
	TOTAL INVESTMENTS — 100.3%
	(Cost $6,043,134)	7,029,213
	Liabilities in Excess of Other Assets — (0.3)%	(18,228)
	TOTAL NET ASSETS — 100.0%	$7,010,985

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.